Annual Total Returns - FidelitySimplicityRMDFunds-RetailComboPRO - FidelitySimplicityRMDFunds-RetailComboPRO - Fidelity Simplicity RMD 2025 Fund - Fidelity Simplicity RMD 2025 Fund	Sep. 28, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 16, 2019
Annual Return 2020	13.70%
Annual Return 2021	9.22%
Annual Return 2022	(16.46%)
Annual Return 2023	14.25%